Liability for Unpaid Losses and Loss Adjustment Expenses - Schedule of Incurred Losses and Allocated Loss Adjustment Expenses Net of Reinsurance (Details) - Homeowners Insurance $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) [1]	Dec. 31, 2022 USD ($) [1]	Dec. 31, 2021 USD ($) [1]	Dec. 31, 2020 USD ($) [1]	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 USD ($) [1]	Dec. 31, 2015 USD ($)	[1]
Incurred Losses And Allocated Loss Adjustment Expenses Net Of Reinsurance [Line Items]
Incurred Losses and Allocated LAE, Net of Reinsurance	$ 839,849
2015
Incurred Losses And Allocated Loss Adjustment Expenses Net Of Reinsurance [Line Items]
Incurred Losses and Allocated LAE, Net of Reinsurance	48,895	$ 49,012	$ 48,853	$ 48,426	$ 48,672	$ 48,545	$ 47,555	$ 46,877	$ 39,623	$ 42,003
Total of IBNR Liabilities Plus Expected Development on Reported claims	$ 2
Cumulative Number of Reported Claims	46,318
2016
Incurred Losses And Allocated Loss Adjustment Expenses Net Of Reinsurance [Line Items]
Incurred Losses and Allocated LAE, Net of Reinsurance	$ 61,025	61,738	61,376	60,983	57,282	56,499	54,306	51,879	$ 53,192
Total of IBNR Liabilities Plus Expected Development on Reported claims	$ 100
Cumulative Number of Reported Claims	69,449
2017
Incurred Losses And Allocated Loss Adjustment Expenses Net Of Reinsurance [Line Items]
Incurred Losses and Allocated LAE, Net of Reinsurance	$ 18,098	18,379	17,771	22,535	24,139	26,956	48,820	$ 57,286
Total of IBNR Liabilities Plus Expected Development on Reported claims	$ 86
Cumulative Number of Reported Claims	222,420
2018
Incurred Losses And Allocated Loss Adjustment Expenses Net Of Reinsurance [Line Items]
Incurred Losses and Allocated LAE, Net of Reinsurance	$ 83,500	85,294	84,042	86,354	82,013	78,270	$ 89,565
Total of IBNR Liabilities Plus Expected Development on Reported claims	$ 112
Cumulative Number of Reported Claims	88,284
2019
Incurred Losses And Allocated Loss Adjustment Expenses Net Of Reinsurance [Line Items]
Incurred Losses and Allocated LAE, Net of Reinsurance	$ 119,760	121,629	118,439	118,580	107,979	$ 104,651
Total of IBNR Liabilities Plus Expected Development on Reported claims	$ 994
Cumulative Number of Reported Claims	67,178
2020
Incurred Losses And Allocated Loss Adjustment Expenses Net Of Reinsurance [Line Items]
Incurred Losses and Allocated LAE, Net of Reinsurance	$ 140,267	141,458	135,437	133,001	$ 93,727
Total of IBNR Liabilities Plus Expected Development on Reported claims	$ 2,008
Cumulative Number of Reported Claims	75,622
2021
Incurred Losses And Allocated Loss Adjustment Expenses Net Of Reinsurance [Line Items]
Incurred Losses and Allocated LAE, Net of Reinsurance	$ 116,492	114,927	110,344	$ 78,605
Total of IBNR Liabilities Plus Expected Development on Reported claims	$ 2,973
Cumulative Number of Reported Claims	35,770
2022
Incurred Losses And Allocated Loss Adjustment Expenses Net Of Reinsurance [Line Items]
Incurred Losses and Allocated LAE, Net of Reinsurance	$ 66,621	67,238	$ 86,193
Total of IBNR Liabilities Plus Expected Development on Reported claims	$ 6,566
Cumulative Number of Reported Claims	94,315
2023
Incurred Losses And Allocated Loss Adjustment Expenses Net Of Reinsurance [Line Items]
Incurred Losses and Allocated LAE, Net of Reinsurance	$ 91,172	$ 89,344
Total of IBNR Liabilities Plus Expected Development on Reported claims	$ 9,889
Cumulative Number of Reported Claims	14,755
2024
Incurred Losses And Allocated Loss Adjustment Expenses Net Of Reinsurance [Line Items]
Incurred Losses and Allocated LAE, Net of Reinsurance	$ 94,019
Total of IBNR Liabilities Plus Expected Development on Reported claims	$ 37,892
Cumulative Number of Reported Claims	14,203

[1]	Presented as unaudited required supplementary information.